Schedule of Remaining Contractual Maturities of Operating Lease Liabilities (Details) - Jun. 30, 2024	USD ($)	HKD ($)
Leases
2024 (remaining)	$ 95,091	$ 742,500
2025	190,182	1,485,000
2026	15,849	123,750
Total future lease payments	301,122	2,351,250
Less: imputed interest	(11,892)	(92,862)
Present value of operating lease liabilities	$ 289,230	$ 2,258,388